Average Annual Total Returns - FidelityEquity-IncomeFund-KPRO - FidelityEquity-IncomeFund-KPRO - Fidelity Equity-Income Fund	Mar. 30, 2024
Fidelity Equity-Income Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	10.70%
Past 5 years	12.37%
Past 10 years	8.69%
RS008
Average Annual Return:
Past 1 year	11.66%
Past 5 years	10.84%
Past 10 years	8.28%